Statement of financial position, current/non-current (Statement) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets [abstract]
Cash and cash equivalents	$ 719,897	$ 425,172
Current financial assets	99,089	129,319
Trade and other current receivables	572,024	496,713
Derivative financial assets	140	2,874
Other current assets	29,607	18,805
Total current assets	1,420,757	1,072,883
Non-current assets [abstract]
Trade and other non-current receivables	25,982	18,044
Deferred tax assets	7,666	5,367
Property, plant and equipment	3,985	3,377
Right-of-use assets	2,995	3,645
Intangible assets other than goodwill	73,965	63,318
Other non-current assets	5,614	4,695
Total non-current assets	120,207	98,446
Total assets	1,540,964	1,171,329
Current liabilities [abstract]
Trade and other current payables	854,436	597,787
Current lease liabilities	1,076	1,137
Current tax liabilities, current	21,500	21,515
Derivative financial liabilities	1,567	6,227
Current financial liabilities	86,898	50,455
Current provisions	433	500
Total current liabilities	965,910	677,621
Non-current liabilities [abstract]
Deferred tax liabilities	3,316	1,858
Non-current lease liabilities	2,309	2,863
Total non-current liabilities	5,625	4,721
Total liabilities	971,535	682,342
Equity [abstract]
Issued capital	590	570
Share premium	7,097	186,769
Treasury shares	0	(200,980)
Capital reserve	42,641	33,438
Other reserves	(15,885)	(20,934)
Retained earnings	534,818	490,024
Total equity attributable to owners of parent	569,261	488,887
Non-controlling interests	168	100
Total equity	569,429	488,987
Total equity and liabilities	$ 1,540,964	$ 1,171,329